CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
ASSETS
Cash and Cash Equivalents	¥ 730,420	¥ 827,518
Restricted Cash	80,979	85,561
Investment in Direct Financing Leases	1,190,136	1,216,454
Installment Loans (The amounts of ¥15,361 million as of March 31, 2015 and ¥20,673 million as of March 31, 2016 are measured at fair value by electing the fair value option under FASB ASC 825.)	2,592,233	2,478,054
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(60,071)	(72,326)
Investment in Operating Leases	1,349,199	1,296,220
Investment in Securities (The amounts of ¥16,891 million as of March 31, 2015 and ¥27,367 million as of March 31, 2016 are measured at fair value by electing the fair value option under FASB ASC 825.)	2,344,792	2,846,257
Property under Facility Operations	327,016	278,100
Investment in Affiliates	530,667	378,087
Trade Notes, Accounts and Other Receivable	294,638	348,404
Inventories	139,950	165,540
Office Facilities	120,173	131,556
Other Assets (The amount of ¥36,038 million as of March 31, 2015 and ¥37,855 million as of March 31, 2016 are measured at fair value by electing the fair value option under FASB ASC 825.)	1,356,774	1,464,203
Total Assets	10,996,906	11,443,628
Liabilities:
Short-term debt	349,624	284,785
Deposits	1,398,472	1,287,380
Trade Notes, Accounts and Other Payable	266,216	335,936
Policy Liabilities and Policy Account Balances (The amount of ¥1,254,483 million as of March 31, 2015 and ¥795,001 million as of March 31, 2016 are measured at fair value by electing the fair value option under FASB ASC 825.)	1,668,636	2,073,650
Income Taxes:
Current	17,398	9,445
Deferred	341,360	336,069
Long-Term Debt	3,940,906	4,132,945
Other Liabilities	534,008	598,446
Total Liabilities	8,516,620	9,058,656
Redeemable Noncontrolling Interests	¥ 7,467	¥ 66,901
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized 2,590,000,000 shares Issued 1,323,644,528 shares as of March 31, 2015 and 1,324,058,828 shares as of March 31, 2016	¥ 220,469	¥ 220,056
Additional Paid-in Capital	257,629	255,595
Retained Earnings	1,864,241	1,672,585
Accumulated Other Comprehensive Income (Loss)	(6,222)	30,373
Treasury Stock, at Cost: 15,001,557 shares as of March 31, 2015 and 14,544,808 shares as of March 31, 2016	(25,686)	(26,411)
ORIX Corporation Shareholders' Equity	2,310,431	2,152,198
Noncontrolling Interests	162,388	165,873
Total Equity	2,472,819	2,318,071
Total Liabilities and Equity	10,996,906	11,443,628
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	4,697	5,242
Investment in Direct Financing Leases	134,604	153,951
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	195,702	171,163
Investment in Operating Leases	227,340	252,234
Property under Facility Operations	79,697	39,153
Investment in Affiliates	65,059	11,905
Other Assets (The amount of ¥36,038 million as of March 31, 2015 and ¥37,855 million as of March 31, 2016 are measured at fair value by electing the fair value option under FASB ASC 825.)	93,410	93,983
Total Assets	800,509	727,631
Liabilities:
Trade Notes, Accounts and Other Payable	1,576	2,100
Income Taxes:
Long-Term Debt	479,152	454,216
Other Liabilities	11,778	7,792
Total Liabilities	¥ 492,506	¥ 464,108